Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash and cash equivalents	$ 1,699,206	$ 1,707,985
Accounts receivable	1,231,452	1,219,302
Work in progress	1,045,058	1,075,252
Current financial assets	18,961	18,500
Prepaid expenses and other current assets	172,371	160,406
Income taxes	4,936	29,363
Total current assets before funds held for clients	4,171,984	4,210,808
Funds held for clients	593,154	725,178
Total current assets	4,765,138	4,935,986
Property, plant and equipment	352,092	372,946
Right-of-use assets	586,207	666,865
Contract costs	230,562	239,376
Intangible assets	506,793	521,462
Other long-term assets	191,512	163,739
Long-term financial assets	152,658	156,569
Deferred tax assets	96,358	113,484
Goodwill	8,139,701	8,379,931
Total assets	15,021,021	15,550,358
Current liabilities
Accounts payable and accrued liabilities	891,374	814,119
Accrued compensation and employee-related liabilities	1,084,014	884,619
Current portion of long-term debt	392,727	310,764
Deferred revenue	445,740	426,393
Income taxes	160,651	136,928
Current portion of lease liabilities	167,819	178,720
Provisions	63,549	175,632
Current derivative financial instruments	6,497	8,328
Total current liabilities before clients’ funds obligations	3,212,371	2,935,503
Clients’ funds obligations	591,101	720,322
Total current liabilities	3,803,472	3,655,825
Long-term debt	3,008,929	3,276,331
Long-term income taxes	5,719	6,720
Long-term lease liabilities	609,121	697,650
Long-term provisions	26,576	23,888
Other long-term liabilities	202,662	185,374
Long-term derivative financial instruments	41,784	56,622
Deferred tax liabilities	132,038	158,341
Retirement benefits obligations	204,488	225,447
Financial liabilities	8,034,789	8,286,198
Equity
Retained earnings	4,732,229	4,703,642
Accumulated other comprehensive income	331,580	545,710
Capital stock	1,632,705	1,761,873
Contributed surplus	289,718	252,935
Total equity	6,986,232	7,264,160
Total equity and liabilities	$ 15,021,021	$ 15,550,358